Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	48 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Core Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.93%		(0.40%)		2.01%
Core Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.81%		(0.62%)		1.78%
Core Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.43%		0.00%		2.22%
Core Bond Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%		(0.24%)		2.05%
Unconstrained Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.41%		2.55%		3.39%
Unconstrained Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		2.31%		3.14%
Unconstrained Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%		2.99%		3.62%
High Yield Bond Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.89%		6.38%		7.33%
High Yield Bond Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.65%		6.11%		7.06%
High Yield Bond Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.43%		6.96%		7.65%
High Yield Bond Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%		6.50%		7.34%
Diversified Tax Exempt Series (Class A)
Average Annual Return [Line Items]
Average Annual Return, Percent		4.30%		0.54%		1.55%
Diversified Tax Exempt Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%		0.99%		1.88%
Callodine Equity Income Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%	12.95%
Callodine Equity Income Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%	12.71%
Callodine Equity Income Series (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%	13.04%
Credit Series (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%		1.02%	2.33%
Credit Series (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%		0.79%	2.10%
Credit Series (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent		7.57%		1.41%	2.73%
Systematic High Yield Bond (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%
Systematic High Yield Bond (Class S)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
Systematic High Yield Bond (Class W)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%
Systematic High Yield Bond (Class Z)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	7.30%		(0.36%)	0.23%	2.01%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.25%		0.80%		2.34%
SP 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	11.12%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.18%		3.17%		2.18%
FTSE 3-Month T-Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%		3.31%		2.23%
ICE BofA U.S. High Yield Cash Pay Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%	8.55%		4.48%		6.43%
Bloomberg Municipal 1-15 Year Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%		1.16%		2.27%
SP 500 High Yield Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.69%	5.53%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%		1.54%	2.58%